Expense Example	Nov. 21, 2025 USD ($)
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Calamos CEF Income & Arbitrage ETF | Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	322
Expense Example, with Redemption, 3 Years	983
Expense Example, with Redemption, 5 Years	1,669
Expense Example, with Redemption, 10 Years	3,494
Calamos Nasdaq Equity & Income ETF | Calamos Nasdaq Equity & Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	$ 918